ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and the results of operations of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 190,651			¥ 291,064	¥ 1,240,431	$ 449,961	¥ 2,927,581	¥ 219,776
Restricted cash	254,008				1,652,653		374,363
Inventories	24,126				156,974		82,083
Short-term investments	361,751				2,353,663		62,000
Prepayments and other current assets	224,360				1,459,755		770,643
Amounts due from related parties	25,344				164,894		83,302
Non-current assets:
Property and equipment, net	200,954				1,307,470		947,505
Intangible assets, net	24,370				158,556		13,516
Goodwill	68,946			239,564	448,584		247,203
Other non-current assets	9,577				62,314		87,395
Current liabilities:
Short-term bank loans	186,955				1,216,384		458,000
Accounts and notes payable	367,089				2,388,393		1,575,793
Customer advances and deposits	139,923				910,383		676,319
Accrued expenses and other liabilities	282,996				1,841,273		1,225,611
Capital lease obligation	1,111				7,227		13,215
Amounts due to related parties	1,983				12,902		891
Capital lease obligation	281				1,828		7,535
Other non-current liabilities	11,578				75,327		3,917
Pledge or collateralization of the VIE's assets that can only be used to settle obligations of the VIE					0
Total revenue	3,072,339	¥ 19,989,562	¥ 8,844,137	5,256,327
Net loss	(188,723)	(1,227,893)	(1,363,480)	(1,059,443)
Net cash (used in)/generated from operating activities	17,988	117,036	(788,794)	(312,180)
Net cash used in investing activities	(646,439)	(4,205,923)	(843,844)	(557,305)
Net cash generated from financing activities	372,022	¥ 2,420,488	¥ 4,110,498	¥ 905,337
Aggregated VIE
Current assets:
Cash and cash equivalents	18,085				117,664		229,700
Restricted cash	3,621				23,559		85,502
Accounts receivable, net	31,753				206,593		89,322
Inventories	11,776				76,595		29,254
Short-term investments	25,765				167,638		22,000
Prepayments and other current assets	129,904				845,197		455,884
Amounts due from related parties	14,510				94,412		42,361
Total current assets	235,414				1,531,658		954,023
Non-current assets:
Property and equipment, net	122,094				794,382		614,702
Intangible assets, net	18,346				119,364
Goodwill	63,057				410,271		241,623
Other non-current assets	7,250				47,173		78,633
Total non-current assets	210,747				1,371,190		934,958
Total assets	446,161				2,902,848		1,888,981
Current liabilities:
Short-term bank loans	86,839				565,000		298,000
Accounts and notes payable	219,021				1,425,018		941,467
Customer advances and deposits	111,201				723,508		500,957
Accrued expenses and other liabilities	167,563				1,090,217		615,443
Capital lease obligation	1,111				7,227		13,215
Amounts due to related parties	215,333				1,401,016		1,726,088
Total current liabilities	801,068				5,211,986		4,095,170
Capital lease obligation							7,535
Deferred tax liabilities	4,449				28,945
Other non-current liabilities	10,859				70,649
Total non-current liabilities	15,308				99,594		7,535
Total liabilities	$ 816,376				¥ 5,311,580		¥ 4,102,705
Percentage of revenue contribution by VIE	66.00%	66.00%	61.00%	71.00%
Total revenue	$ 2,036,709	¥ 13,251,443	¥ 5,422,100	¥ 3,761,855
Net loss	(34,060)	(221,601)	(627,302)	(558,773)
Net cash (used in)/generated from operating activities	42,654	277,518	(381,642)	(178,511)
Net cash used in investing activities	(100,914)	(656,571)	(441,555)	(288,204)
Net cash generated from financing activities	$ 41,040	¥ 267,017	¥ 960,576	¥ 473,877